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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-21284

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                       VIRTUS CONVERTIBLE & INCOME FUND
               (FKA VIRTUS ALLIANZGI CONVERTIBLE & INCOME FUND)
              (exact name of registrant as specified in charter)

                               -----------------

                     101 Munson St., Greenfield, MA 01301
                   (Address of principal executive offices)

Jennifer Fromm, Esq., Vice President, Chief Legal Officer, Counsel and Secretary
      Virtus Investment Partners, One Financial Plaza, Hartford, CT 06103
                    (Name and Address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 800-270-7788

                        Date of Fiscal Year End: 01/31

               Date of Reporting Period: 07/01/2022 - 06/30/2023

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21284
Reporting Period: 07/01/2022 - 06/30/2023
Virtus Convertible & Income Fund (fka Virtus AllianzGI Convertible & Income
Fund)









=========== Virtus Convertible & Income Fund (fka  Virtus AllianzGI  ===========
===========                Convertible & Income Fund)                ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Convertible & Income Fund

By:  /s/ George R. Aylward
     --------------------------
George R. Aylward, President

Date:  August 21, 2023